GOODWILL (Tables)	12 Months Ended
Sep. 30, 2017
Goodwill

Goodwill is comprised of the following:

	Years ended September 30
	2016				2017
	Online education service	Start-up training service	Software Sales service	Total	Online education service	Start-up training service	Software Sales service	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Gross amount
Beginning balance	5,662	1,767	—	7,429	5,396	1,688	22,308	29,392
Acquisition for the year	—	—	22,921	22,921	—	—	—	—
Exchange difference	(266)	(79)	(613)	(958)	12	4	51	67

Ending balance	5,396	1,688	22,308	29,392	5,408	1,692	22,359	29,459

Accumulated impairment loss	—	—	—	—	—	—	—	—

Goodwill, net	5,396	1,688	22,308	29,392	5,408	1,692	22,359	29,459